Capital Stock	12 Months Ended
Sep. 30, 2012
Capital Stock

15. CAPITAL STOCK

Capital Stock—Authorized capital stock of TD Group consists of 224,400,000 shares of $.01 par value common stock and 149,600,000 shares of $.01 par value preferred stock. The total number of shares of common stock outstanding at September 30, 2012 and 2011 was 52,157,225 and 50,829,276, respectively. There were no shares of preferred stock outstanding at September 30, 2012 and 2011. The terms of the preferred stock have not been established.

On August 22, 2011, the Board of Directors authorized a common share repurchase program, which was announced on August 23, 2011. Under the terms of the program, the Company may purchase up to a maximum aggregate value of $100 million of its shares of common stock. For the year ended September 30, 2012, the Company repurchased 11,300 shares of its common stock at a gross cost of approximately $0.8 million at a weighted-average price per share of $74.87 per share. The program replaces the repurchase program announced on October 23, 2008, under which the Company previously repurchased 494,100 share of its common stock at a gross cost of approximately $15.2 million at a weighted-average price per share of $30.85.